Volkswagen Auto Loan Enhanced Trust 2014-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-31-2017	PAGE 1

A. DATES				Begin	End	# days
1	Determination Date				11/16/2017
2	Payment Date				11/20/2017
3	Collection Period			9/30/2017	10/31/2017	32
4	Monthly Interest Period - Actual/360			10/20/2017	11/19/2017	31
5	Monthly Interest - 30/360					30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	288,000,000.00	—	—	—	—
7	Class A-2 Notes	418,000,000.00	—	—	—	—
8	Class A-3 Notes	418,000,000.00	—	—	—	—
9	Class A-4 Notes	126,000,000.00	95,625,008.16	11,678,921.90	83,946,086.26	0.6662388

10	Total Securities	$1,250,000,000.00	$95,625,008.16	$11,678,921.90	$83,946,086.26

11	Overcollateralization	38,660,147.26	38,660,147.26		38,660,147.26

12	Adjusted Pool Balance	$1,288,660,147.26	$134,285,155.42	$11,678,921.90	$122,606,233.52

13	YSOC	45,906,697.74	3,583,050.42		3,188,706.99

14	Net Pool Balance	$1,334,566,845.00	$137,868,205.84	$11,678,921.90	$125,794,940.51

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.19000%	—	—	—	—
16	Class A-2 Notes	0.42000%	—	—	—	—
17	Class A-3 Notes	0.91000%	—	—	—	—
18	Class A-4 Notes	1.45000%	115,546.88	0.9170387	11,794,468.78	93.6068951

	Total Securities		115,546.88		11,794,468.78

C. COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					7,829,137.48
20	Scheduled Interest Payments Received					292,493.58
21	Prepayments of Principal Received					4,099,913.23
22	Liquidation Proceeds					42,324.82
23	Recoveries Received					132,525.14
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					12,396,394.25

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					4,948.07

28	Total Available Funds, prior to Servicer Advances					12,401,342.32

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					12,401,342.32

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					12,401,342.32

D. DISTRIBUTIONS
	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					114,890.17
35	Class A Noteholder Interest (Item 50)					115,546.88
36	Principal Distribution Amount (Item 75)					11,678,921.90
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					491,983.37

*	VCI, as Servicer, has elected to exercise its option under Section 8.1 of the Sale and Servicing Agreement to purchase the Trust Estate immediately after the monthly payment of principal and interest on November 20, 2017 (the “Redemption Date”) and has deposited $83,946,086.26 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	114,890.17	—	114,890.17

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	—	—	—
45	Class A-4 Interest	115,546.88	—	115,546.88
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	115,546.88	—	115,546.88

E. CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			134,285,155.42
52	Beginning Net Pool Balance		137,868,205.84
53	Receipts of Scheduled Principal		(7,829,137.48)
54	Receipts of Prepaid Principal		(4,099,913.23)
55	Liquidation Proceeds		(42,324.82)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(101,889.80)

59	Ending Net Pool Balance		125,794,940.51
60	Yield Supplement Overcollateralization Amount		3,188,706.99

61	Adjusted Pool Balance		122,606,233.52
62	Less: Adjusted Pool Balance - End of Collection Period			122,606,233.52

63	Calculated Principal Distribution Amount			11,678,921.90

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			12,401,342.32
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			114,890.17
67	Less: Interest Paid to Noteholders (Item 35)			115,546.88
68	Less: Calculated Principal Distribution (Item 63)			11,678,921.90

69	Equals: Remaining Available Funds before Servicer Advance			491,983.37
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			491,983.37
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			11,678,921.90

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,300.74, and (b) the aggregate note balance)			6,443,300.74
81	Initial Reserve Account Balance			1,288,660.15
82	Beginning Reserve Account Balance			6,443,300.74
83	Plus: Net Investment Income for the Collection Period			4,948.07

84	Subtotal: Reserve Fund Available for Distribution			6,448,248.81
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,448,248.81
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			4,948.07

89	Equals: Ending Reserve Account Balance			6,443,300.74

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G. POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,334,566,845	125,794,941
92	Number of Current Contracts		54,727	18,819
93	Weighted Average Loan Rate		2.44%	2.56%
94	Average Remaining Term		58.0	18.2
95	Average Original Term		64.19	66.9
96	Monthly Prepayment Rate			1.26%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		10	142,136.97
98	Liquidation Proceeds on Related Vehicles			40,247.17
99	Recoveries Received on Receivables Previously Charged Off			132,525.14

100	Net Principal Losses for Current Collection Period		10	(30,635.34)

101	Beginning Net Principal Losses		798	8,081,546.58
102	Net Principal Losses for Current Collection Period		10	(30,635.34)

103	Cumulative Net Principal Losses		808	8,050,911.24

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,334,556,845.01)			0.60%

	Delinquencies Aging Profile—End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	98.57%	18,641	123,992,347.73
106	31—60 Days Delinquent	1.19%	152	1,499,281.30
107	61—90 Days Delinquent	0.24%	26	303,311.48

108	Total	100.00%	18,819	125,794,940.51

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

VW CREDIT, INC., as Servicer